BUSINESS SEGMENT INFORMATION - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Non-current assets	$ 6,013	$ 5,824	$ 4,764
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	403	385	354
United States of America
Disclosure of operating segments [line items]
Non-current assets	4,093	4,034	3,186
Other
Disclosure of operating segments [line items]
Non-current assets	$ 1,517	$ 1,405	$ 1,224